Additional Information-Condensed Financial Statements of Weibo Corporation - Statements of Comprehensive Income (Loss) (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statements of Comprehensive Income (Loss)
Currency translation adjustments, tax	$ 0	$ 0	$ 0
Change in unrealized loss from available-for-sale securities, tax	0	0	0
Reclassification adjustment for net loss included in net income (loss), tax	0	0	0
Weibo Corporation
Statements of Comprehensive Income (Loss)
Currency translation adjustments, tax	0	0	0
Change in unrealized loss from available-for-sale securities, tax	0	0	0
Reclassification adjustment for net loss included in net income (loss), tax	$ 0	$ 0	$ 0